Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	13.21%	11.58%	20.27%	(7.24%)